Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements	Fair Value Measurements
The measurement of fair value under US GAAP uses a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities and the lowest priority to unobservable inputs. The three levels of the fair value hierarchy are described below. A financial instrument's level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.
Level 1: Quoted prices in active exchange markets for identical assets or liabilities.
Level 2: Observable inputs other than Level 1 including quoted prices for similar assets or liabilities, quoted prices in less active markets, or other observable inputs that can be corroborated by observable market data.
Level 3: Unobservable inputs supported by little or no market activity for financial instruments whose value is determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation; also includes observable inputs for single dealer nonbinding quotes not corroborated by observable market data.
There were no significant changes in the valuation techniques during the years ended December 31, 2025 and 2024. The Plan had no liabilities measured at fair value on a recurring basis. In addition, the Plan had no assets or liabilities measured at fair value on a non-recurring basis. The following is a description of the valuation methodologies used for instruments measured at fair value on a recurring basis, including the general classification of such instruments pursuant to the fair value hierarchy:
Mutual Funds: These investments are valued using quoted prices in an active market and classified within Level 1 of the valuation hierarchy.
Peoples Bancorp Inc. Common Stock Fund Units: Peoples Bancorp Inc. Common Stock Fund Units are held in a unitized fund and are comprised of cash and common shares of Peoples. The underlying common shares are valued at the closing price of a common share reported on the Nasdaq Global Select Market® under the symbol “PEBO” and are classified within Level 1 of the valuation hierarchy. See Note 2 for additional information.
Investments measured at fair value on a recurring basis comprised the following at December 31:

	Fair Value Measurements at Reporting Date Using
	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	(Level 1)	(Level 2)	(Level 3)	Fair Value
2025
Mutual funds	$148,087,714	$—	$—	$148,087,714
Peoples Bancorp Inc. Common Stock Fund Units	1,893,460	—	—	1,893,460
Total	$149,981,174	$—	—	$149,981,174

2024
Mutual funds	$125,872,264	$—	$—	$125,872,264
Peoples Bancorp Inc. Common Stock Fund Units	2,332,420	—	—	2,332,420
Total	$128,204,684	$—	—	$128,204,684